Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Mar. 13, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2019